Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021	[1]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 68	$ 370	[1]
Payments on borrowings	(3,520)	(8,369)	[1]
Amortized cost	103,854			$ 110,904
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	87,369	95,478
Proceeds from borrowings	41	99
Payments on borrowings	(3,218)	(6,217)
Capitalization / (payment) of lease liabilities	356	423
Amortized cost	31	32
Unrealized foreign exchange effects	(2,259)	(734)
Current portion of long-term debt	(302)	(316)
Loss on bond redemption and other movements	99	579
Balance ending	82,117	89,344
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	1,408	3,081
Proceeds from borrowings	27	271
Payments on borrowings	(302)	(2,152)
Capitalization / (payment) of lease liabilities	(247)	(262)
Amortized cost	0	4
Unrealized foreign exchange effects	(13)	(7)
Current portion of long-term debt	302	316
Loss on bond redemption and other movements	10	(3)
Balance ending	$ 1,185	$ 1,248

[1]	Amended to conform to 2022 presentation.